Portfolio of Investments
Columbia Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 20.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class B
06/13/2022	3.490%	1,421,520	1,423,342
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	417,088	417,742
Series 2019-A Class A
07/15/2022	3.480%	888,954	892,558
Series 2019-B Class A
10/15/2026	2.720%	1,523,542	1,526,272
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	3.206%	2,000,000	1,978,070
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.219%	2,000,000	1,993,978
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.370%	1,800,000	1,800,445
CLUB Credit Trust(a)
Series 2018-P3 Class A
01/15/2026	3.820%	682,400	688,244
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	230,320	231,195
Series 2019-B Class A
06/17/2024	2.660%	2,095,641	2,099,350
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	1,050,344	1,056,811
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	844,643	846,618
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1 Class A
07/15/2025	3.390%	765,073	768,153
Series 2018-P2 Class A
10/15/2025	3.470%	1,221,900	1,228,335
Subordinated Series 2017-NP2 Class C
01/16/2024	4.870%	339,345	340,303
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	3,000,000	3,042,033
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	900,000	908,701
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.260%	1,250,000	1,241,597
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	3,100,000	3,134,825
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	2,000,000	2,033,156
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	1,000,000	1,034,842
DT Auto Owner Trust(a),(c)
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	4,250,000	4,261,821
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	900,000	908,139
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	950,000	960,193
GLS Auto Receivables Issuer Trust(a),(c)
Series 2020-1A Class B
11/15/2024	2.430%	4,250,000	4,259,389
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	1,641,508	1,647,158
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.569%	5,000,000	5,007,240
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.219%	3,700,000	3,677,804
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	4.702%	1,150,000	1,157,782
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	1,321,839	1,322,907
Series 2018-2A Class B
07/17/2028	3.610%	4,000,000	4,022,816
Columbia Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017-3A Class B
12/15/2024	3.010%	429,553	429,787
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	3.219%	1,820,000	1,815,667
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 07/19/2030	3.029%	2,500,000	2,500,482
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	3.252%	4,000,000	4,000,156
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	2,577,282	2,582,268
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	2,140,000	2,178,896
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	2.969%	2,500,000	2,499,985
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	1,571,956	1,585,795
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	625,740	626,738
Series 2019-1A Class A
04/15/2025	3.540%	345,340	346,781
Series 2019-2A Class A
09/15/2025	3.200%	234,467	235,309
Series 2019-3A Class A
07/15/2025	3.190%	2,487,412	2,501,573
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	2.921%	4,500,000	4,500,522
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	566,521	568,937
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	1,800,000	1,858,583
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	2,810,597	2,817,294
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	1,061,861	1,063,973
USAA Auto Owner Trust
Series 2017-1 Class A3
05/17/2021	1.700%	60,753	60,743
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	1,400,000	1,405,659
Total Asset-Backed Securities — Non-Agency (Cost $89,144,515)			89,490,967

Commercial Mortgage-Backed Securities - Agency 1.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,101,358
Federal National Mortgage Association(d)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	4,750,000	5,055,196
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,820,201)			6,156,554

Commercial Mortgage-Backed Securities - Non-Agency 12.4%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,487,379	2,612,082
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,828,111	2,954,369
Series 2015-SFR2 Class A
10/17/2045	3.732%	1,640,215	1,728,459
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	3.626%	1,300,000	1,302,442
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	2.676%	2,503,753	2,499,030
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	3.676%	2,000,000	2,000,003

2	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.090% Floor 1.090% 10/15/2034	3.004%	3,000,000	2,998,119
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	2.926%	3,000,000	3,000,018
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	3.263%	823,000	823,515
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	3.563%	747,000	747,702
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	3.176%	1,600,000	1,601,508
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	2.805%	1,000,000	993,434
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class D
11/13/2039	3.632%	1,750,000	1,789,087
Hilton USA Trust(a),(d)
Subordinated Series 2016-HHV Class C
11/05/2038	4.333%	1,700,000	1,867,436
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	4,215,983
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	2.576%	2,551,082	2,551,079
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	2.719%	1,910,268	1,915,648
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	1,305,000	1,400,259
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/2045	3.507%	1,041,719	1,076,067
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,608,000	2,816,618
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class D
11/10/2036	3.177%	1,200,000	1,190,605
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	717,373	721,325
Series 2018-SF3 Class A
10/17/2035	3.880%	1,019,359	1,048,696
Series 2018-SFR1 Class A
03/17/2035	3.255%	1,682,952	1,699,996
Series 2018-SFR2 Class A
08/17/2035	3.712%	1,350,000	1,381,803
Series 2019-SFR1 Class E
08/17/2035	4.466%	1,100,000	1,136,337
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	3.776%	1,400,000	1,405,256
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% Floor 0.850% 02/15/2032	2.526%	2,000,000	1,994,695
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	2.926%	900,000	900,054
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	2.877%	800,000	798,242
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $52,336,235)			53,169,867

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(e)	3	22
Total Consumer Staples		22

Columbia Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 0.0%
Diversified Financial Services 0.0%
Jefferies Financial Group, Inc.	39	844
Total Financials		844
Total Common Stocks (Cost $—)		866

Corporate Bonds & Notes 17.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Northrop Grumman Corp.
01/15/2025	2.930%	1,090,000	1,140,618
01/15/2028	3.250%	1,015,000	1,084,689
Total			2,225,307
Automotive 0.2%
Ford Motor Co.
01/15/2043	4.750%	175,000	163,333
Ford Motor Credit Co. LLC
11/02/2020	2.343%	860,000	861,347
Total			1,024,680
Banking 1.6%
Bank of America Corp.(f)
Subordinated
10/22/2030	2.884%	1,480,000	1,537,769
Capital One Financial Corp.
05/12/2020	2.500%	1,150,000	1,151,368
JPMorgan Chase & Co.(f)
10/15/2030	2.739%	1,705,000	1,750,838
Morgan Stanley(f)
01/22/2031	2.699%	625,000	634,370
Wells Fargo & Co.
10/23/2026	3.000%	1,620,000	1,697,847
Total			6,772,192
Cable and Satellite 0.6%
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	1,455,000	1,557,049
Comcast Corp.
08/15/2047	4.000%	720,000	827,489
Total			2,384,538
Chemicals 0.1%
LYB International Finance III LLC
10/15/2049	4.200%	270,000	281,737
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.5%
AEP Texas, Inc.
01/15/2050	3.450%	505,000	527,730
CMS Energy Corp.
03/01/2024	3.875%	660,000	707,434
11/15/2025	3.600%	50,000	53,585
02/15/2027	2.950%	15,000	15,449
DTE Energy Co.
10/01/2026	2.850%	2,915,000	3,011,759
Duke Energy Corp.
08/15/2027	3.150%	5,000	5,275
09/01/2046	3.750%	570,000	608,505
06/15/2049	4.200%	1,065,000	1,240,740
Emera U.S. Finance LP
06/15/2046	4.750%	1,440,000	1,741,342
Indiana Michigan Power Co.
07/01/2047	3.750%	116,000	128,784
Southern Co. (The)
07/01/2036	4.250%	350,000	396,512
07/01/2046	4.400%	1,379,000	1,605,005
WEC Energy Group, Inc.
06/15/2025	3.550%	150,000	160,869
Xcel Energy, Inc.
06/01/2025	3.300%	665,000	704,214
Total			10,907,203
Finance Companies 1.4%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	2,885,000	2,894,100
11/15/2035	4.418%	2,675,000	3,013,436
Total			5,907,536
Food and Beverage 1.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	2,162,000	2,684,681
Bacardi Ltd.(a)
05/15/2048	5.300%	1,425,000	1,745,823
Conagra Brands, Inc.
11/01/2048	5.400%	680,000	868,846
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	1,808,000	1,860,795
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.345%	460,000	460,535
Total			7,620,680

4	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 1.2%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	2.917%	963,000	971,555
Becton Dickinson and Co.
05/15/2044	4.875%	288,000	345,580
Cardinal Health, Inc.
09/15/2045	4.900%	200,000	217,749
06/15/2047	4.368%	750,000	782,808
Cigna Corp.
12/15/2048	4.900%	475,000	580,395
CVS Health Corp.
03/25/2048	5.050%	1,575,000	1,902,271
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	245,000	263,369
Total			5,063,727
Healthcare Insurance 0.1%
UnitedHealth Group, Inc.
10/15/2047	3.750%	590,000	648,497
Independent Energy 0.3%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	144,899
Hess Corp.
02/15/2041	5.600%	180,000	207,118
Noble Energy, Inc.
04/01/2027	8.000%	809,000	1,027,097
Total			1,379,114
Life Insurance 0.8%
Brighthouse Financial, Inc.
06/22/2047	4.700%	5,000	4,811
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	357,000	371,877
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	362,832
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	110,000	141,013
05/15/2047	4.270%	745,000	883,917
Voya Financial, Inc.
06/15/2026	3.650%	650,000	705,639
06/15/2046	4.800%	784,000	964,707
Total			3,434,796
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
Discovery Communications LLC
05/15/2049	5.300%	128,000	152,802
Midstream 1.5%
Kinder Morgan, Inc.
02/15/2046	5.050%	1,815,000	2,052,629
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,950,000	1,883,769
Southern Natural Gas Co. LLC
03/01/2032	8.000%	195,000	284,097
Western Gas Partners LP
08/15/2048	5.500%	550,000	499,310
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,470,000	1,634,429
Total			6,354,234
Natural Gas 0.6%
NiSource, Inc.
02/15/2023	3.850%	685,000	718,073
02/15/2043	5.250%	55,000	69,552
02/15/2044	4.800%	50,000	60,430
05/15/2047	4.375%	991,000	1,144,776
Sempra Energy
11/15/2025	3.750%	565,000	610,719
06/15/2027	3.250%	92,000	96,836
Total			2,700,386
Pharmaceuticals 0.7%
AbbVie, Inc.(a)
11/21/2049	4.250%	755,000	824,573
Allergan Funding SCS
06/15/2044	4.850%	655,000	769,808
Amgen, Inc.
06/15/2051	4.663%	525,000	633,293
Bristol-Myers Squibb Co.(a)
02/20/2048	4.550%	160,000	203,509
Johnson & Johnson
12/05/2033	4.375%	427,000	523,642
Total			2,954,825
Railroads 0.5%
Canadian National Railway Co.
02/03/2020	2.400%	955,000	955,030
CSX Corp.
09/15/2049	3.350%	164,000	169,129
11/01/2066	4.250%	468,000	528,674

Columbia Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
02/05/2070	3.750%	440,000	448,575
Total			2,101,408
Retailers 0.1%
Lowe’s Companies, Inc.
05/03/2047	4.050%	355,000	395,421
Supermarkets 0.2%
Kroger Co. (The)
04/15/2042	5.000%	172,000	199,710
01/15/2048	4.650%	683,000	766,470
Total			966,180
Technology 0.4%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,805,000	1,905,615
Transportation Services 0.6%
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	480,000	506,780
11/01/2046	4.200%	330,000	368,840
FedEx Corp.
04/01/2046	4.550%	1,550,000	1,668,610
Total			2,544,230
Wireless 0.1%
America Movil SAB de CV
03/30/2020	5.000%	440,000	442,101
Wirelines 1.2%
AT&T, Inc.
03/01/2029	4.350%	1,929,000	2,174,158
06/15/2045	4.350%	1,135,000	1,259,987
Verizon Communications, Inc.
09/21/2028	4.329%	295,000	341,168
08/10/2033	4.500%	1,000,000	1,203,779
Total			4,979,092
Total Corporate Bonds & Notes (Cost $66,251,046)			73,146,301

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.3%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	865,000	1,254,907
Total Municipal Bonds (Cost $865,000)			1,254,907

Residential Mortgage-Backed Securities - Agency 30.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	166,886	178,878
06/01/2043	4.000%	3,366,338	3,624,698
01/01/2046	3.500%	1,297,328	1,359,271
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.374%	4,386,237	851,023
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	7,689,036	7,966,881
07/01/2038	6.000%	1,157,466	1,332,680
01/01/2040	5.500%	1,679,115	1,883,919
09/01/2040	5.000%	1,279,834	1,421,470
05/01/2043- 11/01/2046	3.500%	14,607,579	15,383,965
11/01/2045- 02/01/2048	4.000%	4,259,735	4,537,117
Federal National Mortgage Association(h)
08/01/2040	4.500%	3,001,169	3,274,792
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.339%	1,377,467	251,380
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.339%	3,727,310	792,395
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	4.489%	1,577,873	361,116
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	4.439%	1,659,027	330,529

6	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	4.539%	2,145,123	434,997
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	4.489%	2,686,081	584,505
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.389%	4,574,047	940,845
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.389%	3,725,859	786,962
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	4.389%	3,890,304	740,755
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 2.000, Cap 12.000 07/20/2021- 07/20/2022	3.250%	6,911	6,954
1-year CMT + 1.500% Floor 1.000, Cap 11.000 04/20/2022- 04/20/2028	3.875%	18,019	18,237
Government National Mortgage Association
04/20/2048	4.500%	3,890,813	4,119,855
Government National Mortgage Association(b),(g)
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	4.002%	7,411,323	1,115,217
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.542%	1,695,716	380,079
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	4.542%	2,462,810	549,850
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.542%	1,419,451	277,067
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	4.492%	1,629,848	305,294
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.542%	1,908,245	332,495
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.542%	1,929,077	418,096
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.542%	1,496,034	324,724
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	4.592%	2,147,818	454,536
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.542%	1,851,706	349,392
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.542%	4,142,163	820,076
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.492%	3,579,861	663,266
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.542%	1,922,862	420,528
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.542%	2,359,490	395,412
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	4.342%	2,968,624	633,757
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	4.492%	2,252,602	453,838
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	4.492%	2,401,334	468,350

Columbia Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	4.392%	2,553,956	470,306
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	4.492%	2,501,142	416,996
Government National Mortgage Association TBA(c)
02/20/2050	3.500%	11,740,000	12,110,544
Uniform Mortgage-Backed Security TBA(c)
02/18/2035	2.500%	4,100,000	4,173,672
02/18/2035- 02/12/2050	3.000%	32,978,000	33,743,351
02/18/2035	3.500%	4,000,000	4,172,772
02/12/2050	4.000%	9,000,000	9,402,891
02/12/2050	4.500%	4,800,000	5,078,437
Total Residential Mortgage-Backed Securities - Agency (Cost $125,408,386)			129,114,170

Residential Mortgage-Backed Securities - Non-Agency 29.1%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	1,432,339	1,449,873
American Mortgage Trust(d),(i),(j)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	1,365	828
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-1 Class A1
04/27/2048	3.258%	1,635,655	1,645,417
CMO Series 2019-1 Class A1
11/25/2048	3.920%	1,822,725	1,852,845
Angel Oak Mortgage Trust I LLC(a),(d),(j)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	1,001,856
Angel Oak Mortgage Trust LLC(a),(d)
CMO Series 2017-3 Class A2
11/25/2047	2.883%	1,131,933	1,132,352
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	386,142	395,828
Arroyo Mortgage Trust(a),(d)
CMO Series 2019-2 Class A1
04/25/2049	3.347%	1,017,380	1,036,925
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,017,380	1,043,081
Bayview Opportunity Master Fund IIIb Trust(a),(d)
Series 2019-LT2 Class A1
10/28/2034	3.376%	386,344	388,978
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,515,171	1,551,533
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	2,576,275	2,652,593
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	301,394	300,712
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	2.611%	9,544	9,544
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.011%	3,500,000	3,504,535
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.261%	1,600,000	1,603,325
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	2.961%	777,655	778,195
CMO Series 2019-2A Class M1A
1-month USD LIBOR + 1.000% Floor 1.000% 04/25/2029	2.661%	186,636	186,682
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	2.761%	429,305	429,632
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.261%	3,200,000	3,204,369
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	3.314%	900,000	899,945
BRAVO Residential Funding Trust(a),(d)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	2,344,889	2,343,466
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	653,412	656,743
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	280,034	281,452
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	300,000	302,146

8	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bunker Hill Loan Depositary Trust(a),(d)
CMO Series 2019-2 Class A1
07/25/2049	2.880%	3,605,676	3,637,353
CMO Series 2019-3 Class A2
11/25/2059	2.981%	3,361,814	3,380,913
CIM Trust(a),(d)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	1,550,122	1,567,698
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.731%	1,742,366	1,732,783
Citigroup Mortgage Loan Trust(a),(d)
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	1,672,096	1,677,956
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2015-A Class A4
06/25/2058	4.250%	171,892	179,774
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	750,432	743,219
COLT 2019-1 Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	605,393	613,704
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.930%	1,726,350	1,725,661
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class A3
12/25/2057	3.202%	1,225,739	1,226,363
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2019-1A Class A3
01/25/2059	3.948%	893,790	904,972
Eagle Re Ltd.(a),(b),(c)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.600% 01/25/2030	3.126%	3,100,000	3,099,452
Eagle RE Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	3.492%	497,376	498,266
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	2.911%	741,798	741,687
GCAT LLC(a),(d)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	762,722	765,257
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	2,049,689	2,083,974
GCAT LLC(a),(d),(i),(j)
CMO Series 2020-1 Class A1
01/25/2040	2.981%	1,500,000	1,500,000
GCAT Trust(a),(d)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	462,393	466,974
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	774,169	778,684
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	3.561%	1,400,000	1,401,295
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	3,522,777	3,540,496
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	915,453	927,596
MFA Trust(a),(d)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	432,425	432,287
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	418,758	420,376
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class A
07/25/2054	3.790%	1,344,776	1,350,022
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	605,149	604,771
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	1,296,846	1,296,035
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	786,148	816,118
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	582,383	584,981
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.211%	1,070,074	1,071,535
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.061%	372,549	372,507

Columbia Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	3.611%	1,500,000	1,499,339
OBX Trust(a),(b)
CMO Series 2018-EXP1 Class 2A1A
1-month USD LIBOR + 0.850% Floor 0.850% 04/25/2048	2.511%	1,485,814	1,473,311
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	3.805%	1,960,297	1,959,090
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.555%	1,477,521	1,493,852
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2018-1A Class A1
04/25/2023	3.750%	1,351,683	1,354,616
CMO Series 2019-1A Class A1
01/25/2024	4.500%	1,197,154	1,213,232
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2018-2A Class A1
08/25/2023	4.000%	719,178	720,969
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	2.911%	1,021,232	1,021,129
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	2.610%	3,250,000	3,251,186
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.411%	1,500,000	1,499,301
RCO V Mortgage LLC(a),(d)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	1,206,135	1,211,037
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	1,020,470	1,023,681
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	674,406	685,396
CMO Series 2019-3 Class A3
09/25/2059	3.044%	755,696	758,462
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	1,442,359	1,455,893
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	598,134	607,323
CMO Series 2019-INV1 Class A3
08/25/2049	2.916%	3,609,466	3,617,033
Starwood Mortgage Residential Trust(a),(d),(k)
CMO Series 2018-IMC2 Class A3
10/25/2048	4.376%	3,481,948	3,592,360
Towd Point Mortgage Trust(a)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	761,447	774,287
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	2.661%	1,745,534	1,753,130
Vendee Mortgage Trust(d),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.186%	1,101,806	5,165
CMO Series 1998-3 Class IO
03/15/2029	0.000%	1,366,968	150
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	4,720,268	4,732,186
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c),(d)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	3,750,000	3,750,000
Vericrest Opportunity Loan Trust(a),(d)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	620,672	622,106
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	1,453,105	1,455,266
Verus Securitization Trust(a),(d)
CMO Series 2017-2A Class A1
07/25/2047	2.485%	178,345	177,999
CMO Series 2018-2 Class A3
06/01/2058	3.830%	1,600,466	1,613,318
CMO Series 2019-2 Class A2
04/25/2059	3.345%	614,027	622,824
CMO Series 2019-2 Class A3
04/25/2059	3.448%	767,534	778,528
CMO Series 2019-3 Class A3
07/25/2059	3.040%	2,970,125	2,980,351
CMO Series 2019-4 Class A2
11/25/2059	2.846%	971,239	974,257
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	788,819	796,053

10	Columbia Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class A3
01/25/2060	2.724%	1,550,000	1,552,596
Verus Securitization Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.929%	1,464,023	1,465,995
CMO Series 2018-1 Class A2
02/25/2048	3.031%	1,361,882	1,363,792
Visio Trust(a),(d)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	911,788	922,845
CMO Series 2019-2 Class A2
11/25/2054	2.924%	1,468,490	1,481,173
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $124,345,508)			125,054,795

U.S. Treasury Obligations 0.7%

U.S. Treasury
08/15/2048	3.000%	530,000	642,956
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(l)
STRIPS
02/15/2040	0.000%	3,461,000	2,313,733
Total U.S. Treasury Obligations (Cost $2,720,500)			2,956,689

Money Market Funds 7.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(m),(n)	32,985,535	32,985,535
Total Money Market Funds (Cost $32,983,605)		32,985,535
Total Investments in Securities (Cost: $499,874,996)		513,330,651
Other Assets & Liabilities, Net		(84,125,725)
Net Assets		429,204,926

At January 31, 2020, securities and/or cash totaling $1,341,989 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	580	03/2020	USD	76,360,625	917,655	—
U.S. Treasury 5-Year Note	253	03/2020	USD	30,441,039	337,587	—
U.S. Ultra Treasury Bond	78	03/2020	USD	15,107,625	511,128	—
Total					1,766,370	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $266,856,262, which represents 62.17% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2020.
(e)	Non-income producing investment.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2020.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2020, the total value of these securities amounted to $1,500,828, which represents 0.35% of total net assets.
(j)	Valuation based on significant unobservable inputs.
(k)	Represents a security purchased on a forward commitment basis.
Columbia Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Bond Fund, January 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	Zero coupon bond.
(m)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	15,901,930	138,388,306	(121,304,701)	32,985,535	1,032	1,930	294,193	32,985,535
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Bond Fund | Quarterly Report 2020